Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Share-Based Compensation

10. SHARE-BASED COMPENSATION

On June 7, 2007, the Board of Directors of the Company passed a resolution to adopt the 2007 Global Share Plan (the “2007 Share Plan”) that provides for the granting of options to selected employees, directors and non-employee consultants to acquire common shares of the Company at exercise prices determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 10,000,000 common shares for the issuance under the 2007 Share Plan. On December 15, 2007, the Board of Directors passed a resolution to increase the number of shares reserved for issuance under the Plan to 21,176,471 common shares. On April 26, 2010, December 15, 2010 and February 28, 2011, the Board of Director of the Company passed resolutions to increase the number of shares reserved for issuance under the 2007 Share Plan to 26,415,442, 36,415,442 and 44,415,442 common shares, respectively.

On March 15, 2011, the Board of Directors of the Company passed a resolution to adopt the 2011 Share Incentive Plan (the “2011 Share Plan”) that provides for the granting of options, restricted shares or restricted share units (collectively the “Awards”) to selected employees, directors, and non-employee consultants to acquire common shares of the Company. The exercise prices of the options are determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 13,000,000 common shares for the issuance under the 2011 Share Plan. The Company may grant Awards that entitle holders to up to 13 million shares (the “Authorized Grant Pool”). For every year thereafter, starting in 2012, the Company may add up to a certain number of shares to the Authorized Grant Pool (the “Annual Increase Amount”). The Annual Increase Amount is defined as 13 million minus the shares underlying all awards granted in the previous year that are still outstanding.

All Company’s Awards will be exercisable only if Award holder continues employment or non-employee consultant provides service through each vesting date. Granted Awards follow any of the four vesting schedules (“Schedule I”, “Schedule II”, “Schedule III” and “Schedule IV”) below:

Schedule I:

1.	25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2.	1/48 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of the 2007 Share Plan or 2011 Share Plan

Schedule II:

1.	100% of the Awards will become vested on the first-year anniversary of the vesting commencement date.

Schedule III:

1.	100% of the Awards will become vested when granted and not subject to any vesting terms.

Schedule IV:

1.	25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2.	1/60 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a five-year period thereafter, until fully vested (6 years) or vesting terminates pursuant to terms of the 2007 Share Plan

All option awards will generally expire in 10 years from respective grant dates.

Option Modifications

On November 8, 2010, the Board of Directors approved a modification to the terms of all options issued to 69 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out based on the fulfilment of service commitment made by these non-employee consultants. As a result of this modification, the Company recognized all remaining unrecognised compensation expense of US$2,452 related to the modified options for the year ended December 31, 2010.

On February 28, 2011, the Board of Directors approved another modification to the terms of all options issued to 51 employees and 70 non-employee consultants to accelerate their vesting on that date. The modification was at the sole discretion of the Company and was carried out to incentivize the employees and based on the fulfillment of service commitment made by non-employee consultants, respectively. As a result of this modification, the Company recognized all remaining unrecognised compensation expense of US$285 related to modified options for the year ended December 31, 2011.

a.	Share-based Compensation to One Executive Officer Contingent upon IPO

On December 15, 2010 and March 15, 2011, the Company agreed to grant 499,117 and 90,883 options respectively to one of its executive officers. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on respective dates. At the same time, if the Company undertakes any additional equity financing before its IPO, it would issue additional options with the same terms to the executive officer so that total number of options granted would be equal to not less than 1% of the total shares, on a fully-diluted basis, outstanding on the date immediately preceding the closing of the Company’s IPO. These options contingent upon IPO were immediately and fully vested upon the closing of the Company’s IPO. The Company has completed its IPO on May 5, 2011, compensation expense of US$798 was recognized relating to these options contingent upon IPO for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

b.	Share-based Compensation to a Significant Business Partner

On November 2, 2011, the Company agreed to grant 1,000,000 options to one of its significant business partners. These options were immediately and fully vested when granted. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these options is measured on the grant date. Compensation expense of US$833 was recognized relating to these options for the year ended December 31, 2011 and there was no unrecognized compensation expense relating to these options as of December 31, 2011.

The Company also agreed to grant up to 5,000,000 performance related options to this business partner upon achieving certain revenue targets or successfully bringing in a strategic operator set forth in the agreement. The Group continuously performed assessment on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2011, no related compensation expense was recognised.

As of December 31, 2010 and 2011, Awards available for future grants amounted to 994,825 and 2,970,500 common shares, respectively.

Options

The following tables summarize the Group’s share option activities for the years ended December 31, 2009, 2010 and 2011:

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Average Intrinsic Value
		US$		US$
Outstanding as of December 31, 2008	9,264,500	0.11	8.86	686

Options granted	3,268,500	0.25	—	—
Options forfeited or cancelled	(50,000)	0.07	—	—

Outstanding as of December 31, 2009	12,483,000	0.15	8.27	2,018

Options granted	12,184,000	0.25	—	—
Options granted contingent upon IPO	499,117	0.40	—	—
Options forfeited or cancelled	(120,500)	0.22	—	—

Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775

Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Options exercised	(16,217,250)	0.14	—	—
Options forfeited or cancelled	(881,590)	0.53	—	—

Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194

Vested and exercisable as of December 31, 2009	6,832,583	0.09	7.83	1,455
Vested and exercisable as of December 31, 2010	15,169,521	0.10	8.10	21,996
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Average Intrinsic Value
		US$		US$
Outstanding as of December 31, 2008	6,155,000	0.17	9.03	76

Options granted	2,440,000	0.25	—	—

Outstanding as of December 31, 2009	8,595,000	0.19	8.39	985

Options granted	1,780,000	0.40	—	—

Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716

Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—

Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283

Vested and exercisable as of December 31, 2009	3,066,771	0.16	7.96	463
Vested and exercisable as of December 31, 2010	10,375,000	0.23	6.12	13,716
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144

Management is responsible for determining the fair value of options and restricted shares granted to employees and non-employees and considered a number of factors including valuations.

As disclosed in Notes 2(r), the Group’s share-based compensation cost is measured at the fair value of the award as calculated under the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

Granted to Employees	2009		2010		2011
Average risk-free interest rate		4.54%		3.92%		3.65%
Exercise Multiple		2.00		2.00		2.62
Expected Forfeiture Rate (Post-vesting)		2.00%		0.59%		0.75%
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		72%		75%		72%
Dividend yield		0%		0%		0%
Share price	US$	0.245	US$	1.236	US$	1.622

Granted to Non-Employees	2009		2010		2011
Average risk-free interest rate		4.20%		3.41%		2.70%
Exercise Multiple		2.28		2.17		N/A
Expected Forfeiture Rate (Post-vesting)		—		—		—
Weighted average expected option life		10 years		10 years		10 years
Volatility rate		70%		65%		67%
Dividend yield		0%		0%		0%
Share price	US$	0.265	US$	0.648	US$	1.001

The Group estimated the risk free rates based on the yield to maturity of China government bonds denominated in US$ as at the option respective valuation dates. Exercise multiple is estimated as the ratio of fair value of stock over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Multiples of 2 to 3 were used for the options granted in valuation analysis. Life of the stock options is the contract life of the option. Based on the option agreement, the contract life of the option is 10 years. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Group has no history or expectation of paying dividends on its common shares. The Group estimated the fair value of the common shares using the income approach or market approach when valuing options granted before IPO while closing prices of the Company’s publicly traded shares were adopted when valuing options granted in post-IPO period.

The Group estimated the forfeiture rate to be 0%-3% for share options granted as of December 31, 2011.

The Group recorded options related share-based compensation expenses of US$889, US$12,502 and US$9,874 for the years ended December 31, 2009, 2010 and 2011, respectively, attributed using grade-vesting method over the requisite service period. As mentioned above, the Group also recorded related share-based compensation expense of US$798 for options granted to an executive upon the completion of IPO during this year. Total fair values of options vested are US$195, US$8,468 and US$2,736, for employees and US$340, US$3,105 and US$833 for non-employees during the years ended December 31, 2009, 2010 and 2011, respectively. Weighted average grant date fair values per option are US$0.1441, US$0.9854 and US$1.1021 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2009, 2010 and 2011.

As of December 31, 2010 and 2011, there was US$5,855 and US$15,741, respectively, of total unrecognized compensation expense related to non-vested share-based compensation arrangements under the 2007 Share Plan and 2011 Share Plan. Those costs are expected to be recognized over a weighted-average period of 1.97 years, 2.74 years and 3.10 years, respectively.

Restricted Shares

On May 6, 2011, the Group granted a number of restricted shares of the Company with a value of US$1,806 (the “Restricted Shares”) to one of its executive officers of NQ US as his signing incentives. The value of the Restricted Shares was calculated based on their grant date fair values. These Restricted Shares are subject to transfer restrictions with a vesting period of four years since the grant date and were valued at their estimated fair value on the date of the award. These shares were included in the Company’s 2011 Share Plan. As all the criteria for establishing grant date were met, the fair value of share-based compensation to be recognized for these Restricted Shares is measured on the grant date. Compensation expense of US$621 was recognized relating to the Restricted Shares for the year ended December 31, 2011 and unrecognized compensation expense relating to these Restricted Shares amounted to US$1,185 as of December 31, 2011.

The Group also agreed to award additional number of restricted shares of the Company with a value of US$250 for each contract executed with certain specific customers. The terms of each grant shall provide for full vesting on the second anniversary of the grant date based upon 1/24 vesting each month. The Group continuously performed assessments on the granting criteria and considered none of these performance-related criteria been met or expected to be met as of December 31, 2011, no related compensation expense was recognized.

The summary of Restricted Share activities as of December 31, 2011 and changes during the year is presented below:

	Number of shares	Fair value per share at grant date US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Vested	—	—

Unvested as of December 31 , 2011	1,075,000	1.6800

Expected to vest thereafter	1,075,000	1.6800